Consolidated Statements of Cash Flows (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net loss	$ (3,866)	$ (5,168)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	1,510	560
Amortization of deferred financing costs and note discount	183	140
Employee stock-based compensation	52	200
Non-employee stock-based compensation	514	283
Non-cash interest expense		80
Loss on debt extinguishment		2,269
Loss on disposal of property and equipment		4
ESOP compensation expense	132	125
Allowance for doubtful accounts	108
Other income related to collection of note receivable in excess of carrying value		(405)
Deferred taxes, net	(256)	73
Changes in operating assets and liabilities, net of assets and liabilities acquired:
Accounts receivable, net	1,801	(1,221)
Due from related parties	147
Inventory, net	(98)	193
Deferred costs	(810)	(291)
Prepaid expenses and other current assets	182	80
Other assets, net	(37)	(33)
Accounts payable	946	(39)
Accrued expenses and other current liabilities	506	(257)
Due to related parties		(735)
Unearned revenue	705	1,701
Net cash provided by (used in) operating activities	1,719	(2,441)
Cash flows from investing activities
Cash paid for Apex	(4,801)
Cash paid for Illume	(250)
Cash paid for CMAC, net of cash acquired		(2,205)
Capital expenditures	(64)	(49)
Collection of note and other receivable received in reverse recapitalization		555
Net cash used in investing activities	(5,115)	(1,699)
Cash flows from financing activities
(Repayments) borrowings from line of credit, net	(594)	(340)
Proceeds from the issuance of term debt	4,033	4,000
Cash received in reverse recapitalization, net of expenses	1,500	1,985
Repayment of debt	(1,393)	(1,000)
Convertible series C preferred stock retired	(4,529)
Issuance of convertible series D preferred stock	7,042
Paid financing costs associated with convertible series D preferred stock	(1,020)
Purchase of treasury stock		(250)
Cash dividends paid on Series C Preferred	(651)	(91)
Paid financing costs	(270)	(109)
Holding share liability		(4)
Net cash provided by financing activities	4,118	4,191
Effect on cash of foreign currency translation	15
Net increase in cash	737	51
Cash at beginning of year	366	315
Cash at end of year	1,103	366
Supplemental disclosure of cash flow information:
Interest paid	888	1,438
Income taxes paid	57	62
Supplemental disclosure of non-cash financing activities:
Preferred and common shares issued in exchange for debt and related accrued interest		4,117
Preferred and common shares issued in exchange for accounts payable and related accrued interest		412
Common shares issued as finder's fee in reverse capitalization		354
Common stock issued in connection with Apex acquisition	341
Common stock issued in connection with Illume acquisition	698
Common stock issued to Preferred Series C holders as an anti dilution adjustment	173
Cumulative and imputed dividends on preferred stock	$ 288	$ 305
Warrants issued in connection with convertible series D preferred stock	355